SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment          [ ];     Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TAMRO Capital Partners LLC
Address:  1660 Duke Street, Suite 200
          Alexandria, VA  22314

Form 13F File Number:  28-10212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Betsy M. Moszeter,
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-740-1011

Signature,                    Place, and                    Date of Signing:
----------                    ----------                    ---------------
Betsy Moszeter              Alexandria, VA

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
         --------------------                        ----

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          113

                                              $734,309.71
Form 13F Information Table Value Total:         (x1000)



List of Other Included Managers:

TAMRO Holdings as of 12/31/07

                                                                Amount and
                                Title of           Fair Market    Type of                           Other
Name of Issuer                    Class    Cusip   Value ($000)  Security     Sole  Shared  Other  Managers    Sole   Shared   None
--------------                  --------   -----   ------------ ----------    ----  ------  -----  --------    ----   ------   ----
AMN Healthcare Services Inc.    COMMON    001744101    6,268.42   365080  SH         X                      276,015         89,065
Abitibibowater Inc.             COMMON    003687100    7,584.69   368010  SH         X                      278,143         89,867
Activision Inc.                 COMMON    004930202    2,686.22    90445  SH         X                       9,745          80,700
Alcoa Inc.                      COMMON    013817101    2,562.59    70112  SH         X                       8,312          61,800
Anadarko Pete Corp.             COMMON    032511107    4,250.80    64710  SH         X                       7,495          57,215
Analogic Corp.                  COMMON    032657207   10,378.97   153263  SH         X                      115,768         37,495
Anheuser-Busch Cos. Inc.        COMMON    035229103    3,797.79    72560  SH         X                       6,200          66,360
Avery Dennison Corp.            COMMON    053611109      311.40     5860  SH         X                       4,865             995
Avocent Corp.                   COMMON    053893103   13,523.18   580145  SH         X                      384,090        196,055
Baldor Elec Co.                 COMMON    057741100   12,905.45   383406  SH         X                      267,696        115,710
Berkshire Hathaway Inc. (Cl B)  COMMON    084670207    5,792.13     1223  SH         X                         163           1,060
Bob Evans Farms Inc.            COMMON    096761101   11,751.07   436356  SH         X                      332,091        104,265
Boston Private Financial Holdi  COMMON    101119105   17,664.47   652307  SH         X                      431,762        220,545
CarMax Inc.                     COMMON    143130102       38.81     1965  SH         X                                       1,965
Carter's Inc.                   COMMON    146229109    9,460.89   488935  SH         X                      369,480        119,455
Champion Enterprises Inc.       COMMON    158496109       27.84     2955  SH         X                                       2,955
Chevron Corp.                   COMMON    166764100    2,002.40    21455  SH         X                                      21,455
Chico's FAS Inc.                COMMON    168615102    3,244.84   359340  SH         X                      270,500         88,840
Coca-Cola Co.                   COMMON    191216100    3,476.67    56651  SH         X                       5,801          50,850
Cognex Corp.                    COMMON    192422103       44.93     2230  SH         X                                       2,230
Continental Airlines Inc.       COMMON    210795308      676.40    30400  SH         X                                      30,400
Corinthian Colleges Inc.        COMMON    218868107   17,780.79  1154597  SH         X                      756,987        397,610
Corning Inc.                    COMMON    219350105    1,969.70    82105  SH         X                       8,955          73,150
Double-Take Software Inc.       COMMON    258598101   13,007.26   598861  SH         X                      454,425        144,436
E.I. DuPont de Nemours & Co.    COMMON    263534109    2,711.58    61501  SH         X                       7,966          53,535
EMC Corp.                       COMMON    268648102    4,053.99   218780  SH         X                      24,085         194,695
eBay Inc.                       COMMON    278642103    2,903.46    87480  SH         X                      11,105          76,375
Electronic Arts Inc.            COMMON    285512109    2,037.05    34875  SH         X                       2,555          32,320
Emulex Corp.                    COMMON    292475209    6,473.83   396681  SH         X                      300,101         96,580
FalconStor Software Inc.        COMMON    306137100   14,366.07  1275850  SH         X                      964,049        311,801
Exxon Mobil Corp.               COMMON    30231G102      420.11     4484  SH         X                       4,484
F5 Networks Inc.                COMMON    315616102    1,799.04    63080  SH         X                                      63,080
First Marblehead Corp.          COMMON    320771108    1,493.89    97640  SH         X                       6,545          91,095
Ford Motor Co.                  COMMON    345370860    1,823.86   271005  SH         X                      29,225         241,780
GAMCO Investors Inc.            COMMON    361438104   17,885.99   258468  SH         X                      196,074         62,394
Genetech Inc.                   COMMON    368710406    2,327.33    34700  SH         X                       3,880          30,820
General Cable Corp.             COMMON    369300108   10,199.04   139179  SH         X                      92,429          46,750
General Electric Co.            COMMON    369604103    3,464.75    93465  SH         X                      11,565          81,900
Gray Television Inc.            COMMON    389375106    8,325.51  1038094  SH         X                      789,409        248,685
Hain Celestial Group Inc.       COMMON    405217100   25,018.82   781838  SH         X                      531,708        250,130
Helmerich & Payne Inc.          COMMON    423452101   12,958.32   323392  SH         X                      245,032         78,360
Intuit Inc.                     COMMON    461202103    2,664.88    84305  SH         X                      11,490          72,815
Russell 2000 Index Fund iShare  COMMON    464287655    1,068.95    14080  SH         X                      14,080
Johnson & Johnson               COMMON    478160104    1,304.32    19555  SH         X                       2,490          17,065
KBW Inc                         COMMON    482423100    9,692.34   378755  SH         X                      285,640         93,115
Knight Capital Group Inc.       COMMON    499005106   15,220.28  1056964  SH         X                      798,099        258,865
Legg Mason Inc.                 COMMON    524901105    1,937.74    26490  SH         X                       3,240          23,250
Lexington Realty Trust          COMMON    529043101   12,233.56   841373  SH         X                      635,893        205,480
ManTech Int'l Corp.             COMMON    564563104   14,074.06   321179  SH         X                      243,279         77,900
Massey Energy Co.               COMMON    576206106    8,162.44   228320  SH         X                      172,520         55,800
McDonald's Corp.                COMMON    580135101    2,029.39    34449  SH         X                       3,639          30,810
Merck & Co. Inc.                COMMON    589331107    3,753.62    64595  SH         X                       6,610          57,985
Merrill Lynch & Co. Inc.        COMMON    590188108    1,858.13    34615  SH         X                       3,780          30,835
Microsoft Corp.                 COMMON    594918104    3,026.71    85020  SH         X                      10,205          74,815
National Oilwell Varco Inc.     COMMON    637071101    2,780.46    37850  SH         X                       4,170          33,680
Packeteer Inc.                  COMMON    695210104   12,568.39  2040323  SH         X                      1,324,644      715,679
PepsiCo Inc.                    COMMON    713448108      322.95     4255  SH         X                       4,255
Performance Food Group Co.      COMMON    713755106   12,059.36   448804  SH         X                      341,814        106,990
Perrigo Co.                     COMMON    714290103   20,538.58   586649  SH         X                      443,254        143,395
Raymond James Financial Inc.    COMMON    754730109   13,481.23   412775  SH         X                      312,398        100,377
Raytheon Co.                    COMMON    755111507      286.50     4720  SH         X                       4,720
Safeguard Scientifics Inc.      COMMON    786449108    7,091.62  3939791  SH         X                      2,971,047      968,744
Schering-Plough Corp.           COMMON    806605101    2,951.39   110788  SH         X                      12,633          98,155
Southwest Airlines Co.          COMMON    844741108    1,970.48   161515  SH         X                      19,345         142,170
Steelcase Inc.                  COMMON    858155203   13,133.04   827539  SH         X                      627,156        200,383
Sun Microsystems Inc.           COMMON    866810104       20.49     1130  SH         X                                       1,130
Sysco Corp.                     COMMON    871829107    2,226.68    71345  SH         X                       7,670          63,675
Teleflex Inc.                   COMMON    879369106   13,474.63   213849  SH         X                      161,534         52,315
Teva Pharmaceutical Industries  COMMON    881624209      299.80     6450  SH         X                       6,450
Toll Brothers Inc.              COMMON    889478103      610.23    30420  SH         X                                      30,420
United Natural Foods Inc.       COMMON    911163103   10,438.07   329069  SH         X                      248,919         80,150
United Parcel Service Inc.      COMMON    911312106    2,289.91    32380  SH         X                       3,875          28,505
Wal-Mart Stores Inc.            COMMON    931142103    2,298.31    48355  SH         X                       7,760          40,595
Walgreen Co.                    COMMON    931422109    2,589.06    67990  SH         X                       6,695          61,295
Washington Post Co.             COMMON    939640108       69.65       88  SH         X                                          88
Washington REIT                 COMMON    939653101   12,837.64   408712  SH         X                      310,051         98,661
Watson Wyatt Worldwide Inc.     COMMON    942712100   12,658.14   272746  SH         X                      206,611         66,135
Wells Fargo & Co.               COMMON    949746101    2,224.10    73670  SH         X                       9,630          64,040
Whiting Petroleum Corp.         COMMON    966387102   18,193.92   315538  SH         X                      238,448         77,090
Willbros Group Inc.             COMMON    969199108   22,732.70   593698  SH         X                      448,488        145,210
WM. Wrigley Jr. Co.             COMMON    982526105    2,718.77    46435  SH         X                       5,620          40,815
Yahoo! Inc.                     COMMON    984332106       42.10     1810  SH         X                                       1,810
ACCO Brands Corp.               COMMON    00081T108   11,108.57   692554  SH         X                      527,064        165,490
AES Corp.                       COMMON    00130H105    3,333.53   155845  SH         X                      18,710         137,135
Alpha Natural Resources Inc.    COMMON    02076X102    8,776.13   270201  SH         X                      204,166         66,035
Calamos Asset Management Inc.   COMMON    12811R104   17,599.27   590976  SH         X                      378,896        212,080
Cisco Systems Inc.              COMMON    17275R102    3,286.42   121405  SH         X                      16,500         104,905
Comcast Corp. (Cl A)            COMMON    20030N101    1,851.05   101372  SH         X                      11,932          89,440
Discovery Holdings              COMMON    25468Y107       43.62     1735  SH         X                                       1,735
Dynegy Inc.                     COMMON    26817G102        4.10      574  SH         X                         574
Goldman Sachs Group Inc.        COMMON    38141G104    2,318.24    10780  SH         X                       1,650           9,130
Headwaters Inc.                 COMMON    42210P102        0.01        1  SH         X                           1
JPMorgan Chase & Co.            COMMON    46625H100      301.27     6902  SH         X                       6,902
Janus Capital Group Inc.        COMMON    47102X105    2,021.92    61550  SH         X                                      61,550
L-1 Identity Solutions Inc.     COMMON    50212A106   11,107.19   618785  SH         X                      468,280        150,505
Limelight Networks Inc.         COMMON    53261m104    8,250.07  1197397  SH         X                      902,315        295,082
NVR Inc.                        COMMON    62944T105      681.20     1300  SH         X                         145           1,155
Network Appliance Inc.          COMMON    64120L104    1,910.19    76530  SH         X                                      76,530
99 Cents Only Stores            COMMON    65440K106       31.28     3930  SH         X                                       3,930
Oracle Corp.                    COMMON    68389X105    2,653.38   117510  SH         X                      12,235         105,275
OraSure Technologies Inc.       COMMON    68554V108   14,365.90  1615962  SH         X                      1,218,320      397,642
PF Changs China Bistro          COMMON    69333Y108        0.23       10  SH         X                          10
Polycom Inc.                    COMMON    73172K104   14,733.68   530370  SH         X                      400,945        129,425
Prestige Brands Holdings Inc.   COMMON    74112D101    4,244.50   567447  SH         X                      427,901        139,546
RightNow Technologies Inc.      COMMON    76657R106   12,556.51   792209  SH         X                      598,229        193,980
SunOpta Inc.                    COMMON    8676EP108   18,158.16  1360162  SH         X                      1,028,537      331,625
TIBCO Software Inc.             COMMON    88632Q103   14,426.53  1787674  SH         X                      1,349,689      437,985
United Therapeutics Corp.       COMMON    91307C102   15,962.55   163467  SH         X                      124,287         39,180
UnitedHealth Group Inc.         COMMON    91324P102    3,176.85    54585  SH         X                       6,295          48,290
Vail Resorts Inc.               COMMON    91879Q109    9,355.84   173868  SH         X                      131,438         42,430
Verizon Communications Inc.     COMMON    92343V104    1,960.81    44880  SH         X                       5,745          39,135
Volcom Inc.                     COMMON    92864N101    7,899.41   358575  SH         X                      270,449         88,126
XTO Energy Inc.                 COMMON    98385X106    2,786.34    54251  SH         X                       6,456          47,795
                                                    $734,309.71